WARRANT LIABILITY (Tables)	3 Months Ended
Jun. 30, 2021
Warrant Liability
Schedule of warrant liability

	PBI
	Exercise Price	Warrants	Amount
		In 000’	In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Fair value adjustment as of June 30, 2021 (1) (2)	–	–	(369)
Warrants outstanding, June 30, 2021	$6.64	49,701	$751

(1)	Portage warrant liability valued at contract price, adjusted for fair value using the Black Scholes model.

The Black Scholes assumptions used in the fair value calculation of the warrants as of June 30, 2021 were:

Risk free rate: 0.11%

Expected Dividend: $0

Expected Life: 1.28 years

Volatility: 92.6%

(2)	The Company recognized a gain of $0.4 million in the three months ended June 30, 2021 to reflect the change in fair value of the underlying warrants. The warrants were not outstanding during the three months ended June 30, 2020.